UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                 WASHINGTON DC 20549
                                         FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2



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1.    Name and address of issuer:
      	Columbia ETF Trust
      	225 Franklin Street
      	Boston, MA 02110

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2.   The name of each series or class of
	securities for which this Form is filed
     	(If the Form is being filed for all series and classes of securities of the issuer check the box but do not list series or classes): |x|


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3.   Investment Company Act File Number:

                   811-22154

          Securities Act File Number:
                  333- 148082


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4(a). Last day of fiscal year for which this Form is filed:

                	October 31, 2011

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4(b). |_| Check box if this Form is being filed late
	(i.e. more than 90 calendar days after the end of the issuers fiscal year).
	(See Instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE INTEREST MUST BE
PAID ON THE REGISTRATION FEE DUE.

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4(c).  |_|  Check box if this is the last time the issuer
	will be filing this Form.

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5.   Calculation of registration fee:


     (i)    Aggregate sale price of
	    securities sold during the
	    fiscal year pursuant to section
	    24(f):$35,739,836

     (ii)   Aggregate price of securities
            redeemed or repurchased during the
            fiscal year:$(32,314,260)

     (iii)  Aggregate price of securities
            redeemed or repurchased during any
            prior fiscal year ending no earlier
            than October 11, 1995 that were not
            previously used to reduce
            registration fees payable to the
            Commission:$0

     (iv)   Total available redemption credits
            [add Items 5(ii) and 5(iii)]:$(32,314,260)


     (v)    Net sales - if Item 5(i) is greater
            than Item 5(iv) [subtract Item 5(iv)
            from Item 5(i)]:$3,425,576



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     (vi)   Redemption credits available for use
            in future years -- if Item 5(i) is
            less than Item 5(iv) [subtract Item
            5(iv) from Item 5(i)]:$0

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     (vii)  Multiplier for determining
            registration fee (See Instruction
            C.9):0.0001146


     (viii) Registration fee due [multiply Item
            5(v) by Item 5(vii)] (enter ""0"" if
            no fee is due):= $392.57


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6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997 then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years then state that number here:

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7.   Interest due - if this Form is being filed more
	than 90 days after the end of the issuer's fiscal year (see Instruction D):+ $0


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8.   Total of the amount of the registration
	fee due plus any interest due [line
     5(viii) plus line 7]:= $392.57

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2
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9.   Date the registration fee and any
interest payment was sent to the
     Commission's lockbox depository:

               Method of Delivery:

                    |x|  Wire Transfer

                    |_|  Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*

                               /S/  J. Kevin Connaughton
                               ------------------------
                                    J. Kevin Connaughton
					President

Date:    	                     January 18, 2012

  *Please print the name and title of the
signing officer below the signature.